CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Currency translation effects, tax (benefit) expense	$ (1.0)	$ 1.0	$ (1.0)	$ 1.0
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)	0.4	13.0	(2.0)	29.0
Fair value adjustments on equity securities, tax expense	$ 0.4	$ 0.1	$ 0.8	$ 0.3